Plant and Equipment - Schedule of property and equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Total	$ 417,507	$ 322,192
Accumulated depreciation	(214,659)	(226,836)
Net carrying value	202,848	95,356
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	312,231	292,993
Land [Member]
Property, Plant and Equipment [Line Items]
Total	2,244	749
Building [Member]
Property, Plant and Equipment [Line Items]
Total	$ 103,032	$ 28,450